Cover	Nov. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2022
Entity File Number	000-52883
Entity Registrant Name	DRIVEITAWAY HOLDINGS, INC.
Entity Central Index Key	0001394638
Entity Tax Identification Number	20-4456503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3201 Market Street
Entity Address, Address Line Two	Suite 200/201
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	(856)
Local Phone Number	577-2763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false